CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2019
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Property, plant and equipment	¥ 68,000	¥ 35,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	¥ 75,907,000
Investment property	0	0
Impairment loss recognised in profit or loss, investment property	0	0	4,858,000
Right-of-use assets	0	32,619,000	32,619,000			¥ 17,266,000
Impairment loss	0	0	85,021,000
Impairment loss of land use rights	0	0	4,256,000
Impairment loss recognised in profit or loss, goodwill	0	0	¥ 0	¥ 0	¥ 3,735,000
Current tax liabilities	1,934,000	842,000
Trade and other current receivables	101,470,000	177,023,000
Current inventories	52,201,000	165,296,000
Land use rights member [Member]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Right-of-use assets	0	0
Impairment loss of land use rights	¥ 0	¥ 0